Income Taxes (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State					(16,000)	2,000
Total current					(16,000)	2,000
Deferred:
Federal
State	$ (3.5)	$ (400,000)	$ (300,000)	$ (400,000)	(7,000)
Total deferred					(7,000)
Total income tax provision					$ (23,000)	$ 2,000